Schedule of dividends receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Entity Information [Line Items]
Dividends receivable	R$ 1,558,212	R$ 1,290,114
Companhia Paranaense De Energia Copel [Member]
Entity Information [Line Items]
Dividends receivable	1,558,212	1,290,114
Companhia Paranaense De Energia Copel [Member] | Copel Geracaoe Transmissao [Member]
Entity Information [Line Items]
Dividends receivable	638,378	769,108
Companhia Paranaense De Energia Copel [Member] | Copel Distribuicao [Member]
Entity Information [Line Items]
Dividends receivable	824,833	440,368
Companhia Paranaense De Energia Copel [Member] | Copel Comercializacao [Member]
Entity Information [Line Items]
Dividends receivable	20,785	29,803
Companhia Paranaense De Energia Copel [Member] | Compagas [Member]
Entity Information [Line Items]
Dividends receivable	65,821	43,164
Companhia Paranaense De Energia Copel [Member] | U E G Araucaria [Member]
Entity Information [Line Items]
Dividends receivable	7,251	6,143
Companhia Paranaense De Energia Copel [Member] | Voltalia [Member]
Entity Information [Line Items]
Dividends receivable	1,032	1,032
Companhia Paranaense De Energia Copel [Member] | Dona Francisca [Member]
Entity Information [Line Items]
Dividends receivable	86	97
Companhia Paranaense De Energia Copel [Member] | Other Investments 1 [Member]
Entity Information [Line Items]
Dividends receivable	R$ 26	R$ 399